INVENTORIES	12 Months Ended
Aug. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 5 INVENTORIES Inventories consist of the following:
	August 31, 2025	August 31, 2024

Finished goods	$145,533	$334,917
Raw materials and supplies	170,975	125,130

Total	$316,508	$460,047